Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11.	COMMITMENTS AND CONTINGENCIES:

Operating Leases

The Company’s principal facility is located in Alpharetta, Georgia. The Company also leases office space in various locations with expiration dates between 2020 and 2027. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. All of the Company’s leases are accounted for as operating leases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $90,449 and $70,219 for the three months ended March 31, 2020 and 2019, respectively.

Year ending December 31	Total
2020	190,413
2021	156,868
2022	113,565
2023	116,969
2024	120,476
2025	124,091
2026	127,814
2027	64,692
Total	1,014,888

NOTE 15.	COMMITMENTS AND CONTINGENCIES:

Operating Leases

The Company’s principal facility is located in Suwanee, Georgia. The Company also leases office space in various locations with expiration dates between 2016 and 2020. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. All of the Company’s leases are accounted for as operating leases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $0.34 million and $0.26 million for the twelve months ended December 31, 2019 and December 31, 2018, respectively.

The future minimum rental payments under these lease agreements are as follows:

Year ending December 31	Total
2020	265,264
2021	156,868
2022	113,565
2023	116,969
2024	120,476
2025	124,091
2026	127,814
2027	64,692
Total	1,089,739